Allowance for Credit Losses and Credit Quality - Schedule of Investment in Impaired Loan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 45,342	$ 50,079
Unpaid Principal Balance	46,501	51,071
Related Allowance	(1,159)	(992)
Average Recorded Investment	49,645	60,025
Interest Income Recognized	587	586
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	25,018	32,773
Unpaid Principal Balance	25,877	33,448
Related Allowance	(859)	(675)
Average Recorded Investment	28,823	42,870
Interest Income Recognized	321	371
Commercial Loans [Member] | With No Related Allowance Recorded [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	8,567	26,151
Unpaid Principal Balance	8,567	26,151
Related Allowance
Average Recorded Investment	10,443	34,682
Interest Income Recognized	43	168
Commercial Loans [Member] | With No Related Allowance Recorded [Member] | Business [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	13,256	1,824
Unpaid Principal Balance	13,256	1,824
Related Allowance
Average Recorded Investment	11,074	2,621
Interest Income Recognized	170	33
Commercial Loans [Member] | With No Related Allowance Recorded [Member] | Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	258
Unpaid Principal Balance	258
Related Allowance
Average Recorded Investment	281
Interest Income Recognized	1
Commercial Loans [Member] | With An Allowance Recorded [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,268	3,464
Unpaid Principal Balance	1,284	3,663
Related Allowance	(16)	(199)
Average Recorded Investment	4,414	3,678
Interest Income Recognized	8	123
Commercial Loans [Member] | With An Allowance Recorded [Member] | Business [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,927	1,334
Unpaid Principal Balance	2,770	1,810
Related Allowance	(843)	(476)
Average Recorded Investment	2,892	1,889
Interest Income Recognized	100	47
Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,408	9,861
Unpaid Principal Balance	11,645	10,070
Related Allowance	(237)	(209)
Average Recorded Investment	9,675	7,955
Interest Income Recognized	98	131
Mortgage Loans [Member] | With An Allowance Recorded [Member] | Residential Prime [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,791	9,861
Unpaid Principal Balance	10,019	10,070
Related Allowance	(228)	(209)
Average Recorded Investment	8,096	7,955
Interest Income Recognized	98	131
Mortgage Loans [Member] | With An Allowance Recorded [Member] | Residential Subprime [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,617
Unpaid Principal Balance	1,626
Related Allowance	(9)
Average Recorded Investment	1,579
Interest Income Recognized
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	8,916	7,445
Unpaid Principal Balance	8,979	7,553
Related Allowance	(63)	(108)
Average Recorded Investment	11,147	9,200
Interest Income Recognized	168	84
Consumer Loans [Member] | With An Allowance Recorded [Member] | Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,506	5,860
Unpaid Principal Balance	6,550	5,951
Related Allowance	(44)	(91)
Average Recorded Investment	7,593	6,713
Interest Income Recognized	93	51
Consumer Loans [Member] | With An Allowance Recorded [Member] | Indirect Automobile [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,267	865
Unpaid Principal Balance	1,275	868
Related Allowance	(8)	(3)
Average Recorded Investment	2,090	1,514
Interest Income Recognized	55	28
Consumer Loans [Member] | With An Allowance Recorded [Member] | Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	404	413
Unpaid Principal Balance	411	424
Related Allowance	(7)	(11)
Average Recorded Investment	418	372
Interest Income Recognized
Consumer Loans [Member] | With An Allowance Recorded [Member] | Consumer - Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	481	307
Unpaid Principal Balance	485	310
Related Allowance	(4)	(3)
Average Recorded Investment	765	601
Interest Income Recognized	$ 19	$ 5